Benefit Plans (Schedule Of Net Periodic Benefit Costs) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,253	$ 1,297	$ 5,189	$ 8,949	$ 9,339
Interest cost	6,739	7,455	29,818	18,099	15,660
Expected return on assets	(7,443)	(8,276)	(33,107)	(35,656)	(41,815)
Amortization of prior service cost			2,172	2,589	2,944
Amortization of actuarial loss			6,145	2,424	5,529
Amortization of settlement loss			0	199	0
Net periodic benefit cost	2,231	2,555	10,217	(3,396)	(8,343)
Less: amounts capitalized			1,689	(316)	(771)
Amount charged to expense			$ 8,528	(3,080)	(7,572)
Expected return on plan assets			5.60%
Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,253	1,297	$ 5,189	8,949	9,339
Interest cost	6,739	7,455	29,818	18,099	15,660
Expected return on assets	(7,443)	(8,276)	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	475	543	2,172	2,589	2,944
Amortization of actuarial loss	1,207	1,536	6,145	2,424	5,529
Amortization of settlement loss			0	199	0
Net periodic benefit cost	$ 2,231	$ 2,555	10,217	(3,396)	(8,343)
Less: amounts capitalized			1,689	(316)	(771)
Amount charged to expense			$ 8,528	$ (3,080)	$ (7,572)
Expected return on plan assets			5.60%	5.60%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			5.41%	2.83%	2.46%
Expected return on plan assets			5.60%	4.45%	5.05%
Pension Benefit [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Discount rate			5.41%	2.83%	2.46%
Expected return on plan assets			5.60%	4.45%	5.05%
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			5.32%	2.62%	2.31%
Expected return on plan assets			6.45%	5.50%	3.60%
Supplemental Retirement Plan [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Discount rate			5.32%	2.62%	2.31%
Expected return on plan assets			6.45%	5.50%	3.60%